Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes [Abstract]
Income taxes [Text Block]

21. Income taxes

(a) Income tax expense

The income tax recorded for continuing operations in the consolidated statements of loss for the years ended December 31, 2022 and 2021 is presented as follows:

	2022	2021
	$	$

Current income tax on continuing operations
Expense for the year	1,150	1,231
Current income tax expense on continuing operations	1,150	1,231

Deferred income tax (Note 21 (b)) on continuing operations:
Origination and reversal of temporary differences	29,011	24,759
Change in unrecognized deductible temporary differences	(367)	(367)
Other	(1,956)	303
Deferred income tax expense on continuing operations	26,688	24,695
Income tax expense on continuing operations	27,838	25,926

The provision for income taxes for continuing operations presented in the consolidated statements of loss differs from the amount that would arise using the statutory income tax rate applicable to income of the consolidated entities, as a result of the following:

	2022	2021
	$	$

Income from continuing operations before income taxes	113,123	102,553

Income tax provision on continuing operations calculated using the combined Canadian federal and provincial statutory income tax rate	29,978	27,176
Increase (decrease) in income taxes resulting from:
Non-deductible expenses, net	1,568	255
(Non-deductible) non-taxable portion of capital losses, net	2,189	(806)
Differences in foreign statutory tax rates	(4,056)	(2,770)
Changed in unrecognized deferred tax assets	(367)	(367)
Foreign withholding taxes	482	864
Other	(1,956)	1,574
Total income tax expense on continuing operations	27,838	25,926

The 2022 and 2021 Canadian federal and provincial statutory income tax rate is 26.5%.

(b) Deferred income taxes

The components that give rise to deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2022 (i)	2021
	$	$
Deferred tax assets (ii):
Stream interests	26,753	30,100
Non-capital losses	14,375	7,663
Deferred and restricted share units	3,644	3,401
Share and debt issue expenses	2,720	2,935
	47,492	44,099
Deferred tax liabilities (ii):
Royalty interests and exploration and evaluation assets (iii)	(133,120)	(102,782)
Investments	(706)	(8,077)
Convertible debentures	-	(1,173)
Other	(238)	(474)
	(134,064)	(112,506)
Deferred tax liability, net	(86,572)	(68,407)

(i) On September 30, 2022, the Company deconsolidated Osisko Development (Note 31).

(ii) Deferred tax assets and liabilities have been offset on the balance sheets where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

(iii) The exploration and evaluation assets were held by Osisko Development.

The 2022 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

	Dec. 31, 2021	Statement of loss	Equity	Other comprehen- sive income	Conversion adjustments	Deconsoli- dation of Osisko Development (Note 31)	Dec. 31, 2022
	$	$	$	$	$	$	$
Deferred tax assets:
Stream interests	30,100	(3,347)	-	-	-	-	26,753
Non-capital losses	7,663	6,712	-	-	-	-	14,375
Deferred and restricted share units	3,401	84	159	-	-	-	3,644
Share and debt issue expenses	2,935	(3,909)	3,694	-	-	-	2,720
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(102,782)	(29,778)		-	(560)	-	(133,120)
Investments	(8,077)	2,141	-	4,025	-	1,205	(706)
Convertible debentures	(1,173)	1,173	-	-	-	-	-
Other	(474)	236	-	-	-	-	(238)
	(68,407)	(26,688)	3,853	4,025	(560)	1,205	(86,572)

The 2021 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

	Dec. 31, 2020	Statement of loss	Equity	Other comprehen- sive loss	Conversion adjustments	Dec. 31, 2021
	$	$	$	$	$	$
Deferred tax assets:
Stream interests	34,278	(4,178)	-	-	-	30,100
Non-capital losses	8,195	(532)	-	-	-	7,663
Deferred and restricted share units	4,008	(328)	(279)	-	-	3,401
Share and debt issue expenses	4,562	(96)	(1,531)	-	-	2,935
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(93,266)	(9,543)		-	27	(102,782)
Investments	(9,437)	1,831	-	(471)	-	(8,077)
Convertible debentures	(2,315)	1,142	-	-	-	(1,173)
Other	(454)	(20)	-	-	-	(474)
	(54,429)	(11,724)	(1,810)	(471)	27	(68,407)

(c) Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2022, is $53.9 million ($114.6 million as at December 31, 2021, which included an amount of $77.0 million related to the discontinued operations (Note 31)). No deferred tax liabilities are recognized on the temporary differences associated with investments in subsidiaries because the Company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

(d) Unrecognized deferred tax assets

As at December 31, 2022, the Company had temporary differences with a tax benefit of $4.7 million ($79.5 million as at December 31, 2021, which included an amount of $75.2 million related to the discontinued operations (Note 31)), which are not recognized as deferred tax assets. The Company recognizes the benefit of tax attributes only to the extent of anticipated future taxable income that can be reduced by these attributes.

	December 31, 2022	December 31, 2021
	$	$

Non-capital losses carried forward	-	64,650
Mineral stream interests - Foreign jurisdictions	-	7,446
Unrealized losses on investments	3,310	3,598
Capital losses	1,397	2,127
Other	-	1,694
	4,707	79,515